RELATED PARTIES BALANCES AND TRANSCATIONS - Loan Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Bank loans	$ 3,699	$ 12,240	$ 25,968	$ 51,386